STOCK-BASED COMPENSATION - Principal assumptions used to determine fair value of stock options (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Weighted average fair value	$ 4.99	$ 8.08
Risk-free interest rate	3.00%	3.40%
Dividend yield	5.20%	3.60%
Volatility of Class B Non-Voting Shares	22.70%	24.20%
Weighted average expected life	5 years 6 months	5 years 4 months 24 days